Sales Financing Receivables And Loan Receivables (Schedule Of Annual Maturities Of Retail Finance Receivables And Long-Term Trade Accounts Receivable And Future Minimum Lease Payments On Finance Leases) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	¥ 67,513
2014	59,705
2015	47,379
2016	26,750
2017	2,524
2018 and thereafter	722
Total	204,593	193,985
Finance Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	50,722
2014	34,748
2015	23,076
2016	14,260
2017	5,432
2018 and thereafter	177
Total	128,415	127,056
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	26,901
2014	12,516
2015	8,487
2016	5,517
2017	3,084
2018 and thereafter	1,805
Total long-term trade accounts receivable	¥ 58,310